Derivative Financial Instruments - Notional Amounts and Fair Value of Credit Derivative Portfolio by Type of Counterparty (Detail) - Trading [member] - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Notional amounts	¥ 801,583,625	¥ 713,415,655
Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,320,297	1,400,080
Credit derivatives [member] | Protection purchased [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	549,343	611,396
Credit derivatives [member] | Protection purchased [member] | Banks and broker dealers [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	537,843	599,896
Credit derivatives [member] | Protection purchased [member] | Insurance and other financial guaranty firms [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	11,500	11,500
Credit derivatives [member] | Protection sold [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	770,954	788,684
Credit derivatives [member] | Protection sold [member] | Banks and broker dealers [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	¥ 770,954	¥ 788,684